Income taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Operating Loss Carryforwards [Line Items]
Tax loss carryforwards	$ 165,311	$ 145,977
Purchase price allocation adjustment	11,395	10,042
Property and equipment, tax inflation adjustment	55,386	48,135
Other accrued payroll and other liabilities	58,768	41,116
Provision for contingencies, bad debts and obsolescence	24,966	15,899
Other deferred tax assets	25,169	29,316
Other deferred tax liabilities	(4,194)	(4,061)
Leases	36,595	27,052
Property and equipment - difference in depreciation rates	(36,093)	(20,375)
Valuation allowance	(235,810)	(204,898)
Net deferred tax asset	101,493	88,203
Operating loss carryforwards	573,097
Brazil
Operating Loss Carryforwards [Line Items]
Deferred tax assets, leases	241,456	200,047
Deferred tax liabilities, leases	204,861	172,995
Brazil, Colombia, Mexico, Panama and Venezuela
Operating Loss Carryforwards [Line Items]
Provision for regular expenses	14,390	$ 13,940
Expire between 2023 and 2027
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	212,245
Expiring after 2027
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	166,445
Do not expire
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 194,407